Note 13- Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 2,591,646	$ 2,039,514	$ 2,039,514	$ 1,968,104	$ 1,978,967
Other comprehensive income	(2,157)	2,434	6,932	(16,103)	3,389
Provision for income taxes	(50,900)	(14,304)	(98,742)	(39,969)	(12,246)
Balance	2,570,813	2,073,967	2,591,646	2,039,514	1,968,104
Changes in fair value of derivative contracts designated as hedge transactions
Balance	1,505	5,994	5,994	13,708	9,162
Other comprehensive income (loss) before reclassification			6,143	(2,930)	22,384
Reclassification from AOCI to earnings			(13,121)	(11,392)	(18,669)
Reclassification from AOCI to cost of goods sold			4,139	3,786	3,608
Reclassification from AOCI to fair value adjustments			0
Reclassification from AOCI to other expense (income)			0	0	(1,094)
Provision for income taxes			(1,650)	2,822	(1,683)
Net current year other comprehensive income (loss)			(4,489)	(7,714)	4,546
Balance			1,505	5,994	13,708
Adjustments for pension plane [Member]
Balance	(4,839)	(16,260)	(16,260)	(7,871)	(6,714)
Other comprehensive income (loss) before reclassification			11,916	(11,880)	(1,333)
Reclassification from AOCI to earnings			(0)	0	0
Reclassification from AOCI to cost of goods sold			0	0	0
Reclassification from AOCI to fair value adjustments			(15,359)
Reclassification from AOCI to other expense (income)			6,407	422	(252)
Provision for income taxes			8,457	3,069	428
Net current year other comprehensive income (loss)			11,421	(8,389)	(1,157)
Balance			(4,839)	(16,260)	(7,871)
Accumulated Other Comprehensive Income (Loss), net
Balance	(3,334)	(10,266)	(10,266)	5,837	2,448
Other comprehensive income	(2,157)	2,434	6,932	(16,103)	3,389
Other comprehensive income (loss) before reclassification			18,059	(14,810)	21,051
Reclassification from AOCI to earnings			(13,121)	(11,392)	(18,669)
Reclassification from AOCI to cost of goods sold			4,139	3,786	3,608
Reclassification from AOCI to fair value adjustments			(15,359)
Reclassification from AOCI to other expense (income)			6,407	422	(1,346)
Provision for income taxes			6,807	5,891	(1,255)
Net current year other comprehensive income (loss)			6,932	(16,103)	3,389
Balance	$ (5,491)	$ (7,832)	$ (3,334)	$ (10,266)	$ 5,837